TAX EXPENSE - Schedule of Income Tax Charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax [Abstract]
Tax (expense) credit attributable to policyholders	£ (40)	£ (163)	£ 4
Shareholder tax (expense) credit	(1,333)	(854)	157
Tax (expense) credit	£ (1,373)	£ (1,017)	£ 161